Leases - Summary of Amounts Recognised in Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Operating Lease [Abstract]
Total cash outflows for leases (principal + interest)	$ 4,888	$ 3,969	$ 3,340